Consolidated balance sheets - CHF (SFr) SFr in Millions		Jun. 30, 2016	Dec. 31, 2015
Assets
Cash and due from banks		SFr 112,000	SFr 90,521
of which reported at fair value		318	89
Interest-bearing deposits with banks		4,353	4,953
of which reported at fair value		0	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		122,436	123,436
of which reported at fair value		79,927	83,565
Securities received as collateral, at fair value		25,993	28,511
of which encumbered		22,046	27,940
Trading assets, at fair value		177,733	191,096
of which encumbered		58,393	62,559
Investment securities		2,236	2,698
of which reported at fair value		2,236	2,698
Other investments		5,885	6,787
of which reported at fair value		3,577	4,227
Net loans		256,513	254,915
of which reported at fair value		20,831	20,820
of which encumbered		111	108
allowance for loan losses		(734)	(724)
Premises and equipment		4,496	4,439
Goodwill		3,872	3,929
Other intangible assets		191	196
of which reported at fair value		111	112
Brokerage receivables		42,106	34,540
Other assets		46,189	57,910
of which reported at fair value		13,439	25,626
of which encumbered		50	671
Total assets		804,003	803,931
Liabilities and equity
Due to banks		23,696	21,460
of which reported at fair value		523	490
Customer deposits		336,063	331,700
of which reported at fair value		3,899	3,656
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		32,499	46,598
of which reported at fair value		18,114	32,398
Obligation to return securities received as collateral, at fair value		25,993	28,511
Trading liabilities, at fair value		51,692	49,054
Short-term borrowings		11,178	8,657
of which reported at fair value		2,996	3,112
Long-term debt		194,603	192,094
of which reported at fair value		73,070	80,002
Brokerage payables		43,944	39,452
Other liabilities		39,336	41,715
of which reported at fair value		10,097	11,745
Total liabilities		759,004	759,241
Common shares		4,400	4,400
Additional paid-in capital		40,251	39,883
Retained earnings		11,540	12,427
Accumulated other comprehensive income/(loss)		(12,194)	(13,304)
Total shareholders' equity		43,997	43,406
Noncontrolling interests		1,002	1,284
Total equity		44,999	44,690
Total liabilities and equity		SFr 804,003	SFr 803,931
Additional share information
Par value (in CHF per share)	[1]	SFr 1.00	SFr 1.00
Issued shares (in shares)	[1]	4,399,680,200	4,399,680,200
Common shares outstanding (in shares)	[1]	4,399,680,200	4,399,680,200
Consolidated VIEs
Assets
Cash and due from banks		SFr 489	SFr 1,693
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0	53
Trading assets, at fair value		3,475	2,372
Investment securities		544	1,009
Other investments		1,955	1,986
Net loans		360	1,312
Premises and equipment		256	299
Other assets		2,501	14,450
Liabilities and equity
Customer deposits		0	0
Trading liabilities, at fair value		137	27
Short-term borrowings		1	81
Long-term debt		1,780	14,826
Other liabilities		SFr 239	SFr 835

[1]	The Bank's total share capital is fully paid and consists of 4,399,680,200 registered shares as of June 30, 2016. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.